Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Other non-current assets [abstract]
Other non-current assets
15	Other non-current assets

	Intangible assets RMB’000	Long-term prepaid expense RMB’000	Total RMB’000
As at 1 January 2019
Cost	84,093	502,689	586,782
Accumulated amortization	(63,525)	—	(63,525)

Net book amount	20,568	502,689	523,257

Year ended 31 December 2019
Opening net book amount	20,568	502,689	523,257
Additions	1,762	170,687	172,449
Charge for the year	(4,695)	(209,597)	(214,292)

Closing net book amount	17,635	463,779	481,414

As at 31 December 2019
Cost	85,855	463,779	549,634
Accumulated amortization	(68,220)	—	(68,220)

Net book amount	17,635	463,779	481,414

Year ended 31 December 2020
Opening net book amount	17,635	463,779	481,414
Additions	53	169,755	169,808
Charge for the year	(2,919)	(223,344)	(226,263)

Closing net book amount	14,769	410,190	424,959

As at 31 December 2020
Cost	85,908	410,190	496,098
Accumulated amortization	(71,139)	—	(71,139)

Net book amount	14,769	410,190	424,959

For the year ended 31 December 2020, the amortization of RMB 226,263 thousands (2019: RMB 214,292 thousands, 2018: RMB 242,162 thousands) has been charged in Cost of sales.